Statements of Changes in Consolidated Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands					12 Months Ended
	Oct. 20, 2020	Jun. 14, 2018	May 22, 2018	Oct. 28, 2014	Dec. 31, 2020
Statement [Line Items]
Gross proceeds			$ 57,000
Equity value					$ 275,573
Par value per share					$ 0.05
Calyxt Inc [member]
Statement [Line Items]
Ordinary shares issued	3,750,000		4,057,500
Selling price per common share	$ 4.00		$ 15.00
Common stock for exercising underwriters' option			457,500
Gross proceeds	$ 15,000		$ 57,000
Underwriting discounts and commissions			3,200
Offering expense			$ 700
Number of stock options exercised				592,342
Stock options exercised, value		$ 2,400
Par value per share	$ 4.00		$ 15.00
Proportion of ownership interest in subsidiary					64.70%
Calyxt Inc [member] | Cellectis [member]
Statement [Line Items]
Purchase of common stock			550,000
Equity value	$ 5,000
Purchase of common shares	1,250,000	63,175
Purchase of common stock, value	$ 14,000
Purchase of common shares price per share		$ 19.49
Purchase of common stock, value		$ 1,200	$ 8,300